SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 310,000						$ 310,000		$ 403,000	$ 723,000
Accounts Receivable, net	105,000						105,000		559,000	836,000
Prepaid expenses and other current assets	176,000						176,000		363,000	619,000
Total Current Assets	5,024,000						5,024,000		4,537,000	6,620,000
Property and equipment, net	112,000						112,000		4,768,000	5,741,000
Right of use assets	430,000						430,000		2,602,000	2,988,000
Total Assets	16,224,000						16,224,000		17,480,000	21,476,000
Current Liabilities
Accounts payable	1,388,000						1,388,000		2,076,000	1,728,000
Warehouse lines of credit	728,000						728,000			3,442,000
Lease liability, current portion	191,000						191,000		888,000	991,000
Total Current Liabilities	17,628,000						17,628,000		4,205,000	13,011,000
Long Term Liabilities
Lease liability, net of current portion	213,000						213,000		1,824,000	2,140,000
Total Liabilities	18,684,000						18,684,000		16,627,000	22,992,000
Stockholders’ Deficit
Common stock, $0.00001 par value
Common stock, par value	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000						6,000,000		6,000,000	1,750,000
Common stock, shares issued	3,140,625						3,140,625		1,705,987	809,963
Common stock, shares outstanding	3,140,625						3,140,625		1,705,987	809,963
Additional paid in capital	$ 84,499,000						$ 84,499,000		$ 83,559,000	$ 73,505,000
Accumulated deficit	(86,959,000)						(86,959,000)		(82,706,000)	(75,021,000)
Stockholders’ deficit	(2,460,000)	$ (1,934,000)	$ (476,000)	$ 2,654,000	$ (4,038,000)	$ (3,009,000)	(2,460,000)	$ 2,654,000	853,000	(1,516,000)	$ 13,398,000
Total Liabilities & Stockholders’ Deficit	16,224,000						16,224,000		17,480,000	21,476,000
Promissory note	8,155,000						8,155,000		486,000
Revenues
REVENUES, NET									10,499,000	13,883,000
Operating Expenses
Depreciation and amortization							99,000	114,000	1,356,000	1,520,000
Total Operating Expenses	652,000			475,000			1,847,000	2,470,000	5,881,000	9,090,000
Operating Loss	(452,000)			(307,000)			(1,346,000)	(1,471,000)	(4,820,000)	(6,649,000)
Other (Income)/Expenses
Other (income)/expense	33,000			25,000			37,000	57,000	78,000	52,000
Total Other Income	(376,000)			(1,499,000)			(928,000)	(2,114,000)	(2,715,000)	(9,617,000)
NET INCOME (LOSS)	(1,359,000)	$ (1,488,000)	(1,293,000)	(2,156,000)	$ (1,643,000)	(1,598,000)	(4,140,000)	(5,397,000)	(7,535,000)	(16,266,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation										3,000
Changes in operating assets and liabilities:
Accounts receivable							59,000	54,000	135,000	483,000
Prepaid expenses and other current assets							(1,000)	(48,000)	364,000	(50,000)
Net Cash Used in Operating Activities							(1,603,000)	(1,719,000)	(1,836,000)	(877,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment								(60,000)	(194,000)	(2,497,000)
Net Cash Used in Investing Activities							114,000	(120,000)	104,000	(2,317,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of promissory note										(1,219,000)
Proceeds from convertible notes issued - related party										8,000,000
Net Cash Provided by Financing Activities							1,493,000	1,356,000	1,412,000	641,000
Net increase in cash							4,000	(483,000)	(320,000)	(2,553,000)
Cash and cash equvalents - beginning of period			403,000			723,000	403,000	723,000	723,000	3,276,000
Cash and cash equivalents - end of period									403,000	723,000
Beeline Financial Holdings Inc [Member]
Current Assets
Cash and cash equivalents	102,672						102,672		3,351	32,713
Restricted cash	91,041						91,041		187,006	100,510
Mortgage loans held for sale, at fair value	6,271,551						6,271,551		2,301,012	3,022,969
Interest rate lock derivative	62,796						62,796		57,505	30,757
Prepaid expenses and other current assets	247,441						247,441		82,137	92,843
Total Current Assets	6,775,501						6,775,501		2,631,011	3,279,792
Property and equipment, net	195,161						195,161		308,693	460,069
Software development costs, net	4,030,624						4,030,624		4,863,090	5,452,197
Right of use assets	1,412,131						1,412,131		1,643,432	1,947,804
Security deposit	58,492						58,492		58,181	58,431
Total Assets	12,568,409						12,568,409		9,504,407	11,198,293
Current Liabilities
Accounts payable	1,672,225						1,672,225		1,349,112	1,238,369
Warehouse lines of credit	5,996,846						5,996,846		2,157,119	3,060,923
Lease liability, current portion	335,416						335,416		323,959	309,167
Overdraft liability									35,162
Accrued payroll	712,381						712,381		300,132	412,391
Escrows held for others	42,885						42,885		4,906	22,195
Accrued expenses and other current liabilities	110,907						110,907		29,329	54,153
Total Current Liabilities	12,153,535						12,153,535		5,446,243	5,418,704
Long Term Liabilities
Accrued interest on convertible notes									965,378
BDCRI Loan, net	185,462						185,462		187,500	254,346
Lease liability, net of current portion	1,273,314						1,273,314		1,526,825	1,850,784
Total Long Term Liabilities	1,458,776						1,458,776		20,555,457	6,529,251
Total Liabilities	$ 13,612,311						$ 13,612,311		26,001,700	11,947,955
Stockholders’ Deficit
Series A preferred stock
Preferred stock, par value	$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,282,896						3,282,896		3,282,896	3,282,896
Common stock, $0.00001 par value	$ 102						$ 102		$ 16	$ 16
Common stock, par value	$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares authorized	27,717,104						27,717,104		27,717,104	27,717,104
Common stock, shares issued	10,255,302						10,255,302		1,644,040	1,644,040
Common stock, shares outstanding	10,255,302						10,255,302		1,644,040	1,644,040
Additional paid in capital	$ 36,681,230						$ 36,681,230		$ 22,274,390	$ 27,106,404
Accumulated other comprehensive loss	(88,095)						(88,095)		(95,728)	(79,836)
Accumulated deficit	(37,252,280)						(37,252,280)		(38,369,200)	(27,628,717)
Stockholders’ deficit									(16,190,520)	(602,128)
Non-controlling interest	(384,885)						(384,885)		(306,773)	(147,534)
Total Stockholders’ Deficit	(1,043,902)						(1,043,902)		(16,497,293)	(749,662)
Total Liabilities & Stockholders’ Deficit	12,568,409						12,568,409		9,504,407	11,198,293
Promissory note										112,500
BDC loan, current portion	109,005						109,005		104,346	109,005
Revenues
Loan origination fees							503,306	248,573	304,488	413,209
Title fees							756,411	396,086	559,762	722,703
Data and tech services							28,298	91,990	2,748
REVENUES, NET							3,637,207	2,912,526	3,793,946	2,947,744
Operating Expenses
Selling, general and administrative									292,895	267,563
Salaries and benefits							4,885,059	4,380,769	6,418,989	6,052,874
Payroll taxes							365,294	302,702	415,809	405,065
Professional fees							1,641,025	955,121	920,656	920,578
Marketing and advertising							1,618,472	1,356,123	1,891,128	1,788,458
Depreciation and amortization							1,325,505	1,187,641	1,591,511	1,161,094
Rent and utilities							312,391	386,523	369,785	620,779
Computer and software							435,105	474,460	537,889	842,798
Title operation expense							234,971	156,732	199,202	140,951
Travel and entertainment							38,196	58,800	71,976	71,654
Insurance expense							132,193	158,094	212,546	202,649
Other expenses							147,480	172,327
Total Operating Expenses							12,212,544	10,233,884	13,728,382	13,392,429
Operating Loss							(8,575,337)	(7,321,358)	(9,934,436)	(10,444,685)
Other (Income)/Expenses
Other (income)/expense							350	245,369	(296,553)
Interest expense									179,886	249,794
Other taxes									8,110	702
Total Other Income							9,614,145	46,523	965,285	107,551
Net loss of subsidiary attributable to noncontrolling interest							78,112	120,875	(159,239)	(147,534)
NET INCOME (LOSS)							1,038,808	(7,274,835)	(10,899,722)	(10,552,236)
Unrealized foreign currency translation gain (loss)							7,663	3,608	(15,892)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME							7,663	3,608	(15,892)	(70,298)
TOTAL COMPREHENSIVE INCOME (LOSS)							1,202,695	(7,029,477)	(10,756,375)	(10,475,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on sale mortgage loans held for sale, net of direct costs							(705,967)	(373,162)	(2,974,536)	(1,835,778)
Stock-based compensation								281,060	374,746	364,191
Noncash lease expense									(4,795)	(276,113)
Changes in operating assets and liabilities:
Derivative asset							(5,291)		(26,748)	(30,757)
Accounts receivable										280,285
Prepaid expenses and other current assets							(15,304)	(413,545)	10,706	209,108
Lease liability							(10,753)	(3,030)
Net Cash Used in Operating Activities							(11,012,516)	(5,166,176)	(7,275,185)	289,035
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment							(379,507)	(665,806)	(851,028)	(1,914,773)
Net Cash Used in Investing Activities							(476,007)	(665,806)	(851,028)	(1,914,773)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of promissory note							(91,999)	(104,745)	(222,500)	(225,000)
Proceeds from promissory note							5,961,124	7,025,665	5,129,472	732,612
Net Cash Provided by Financing Activities							11,484,246	5,882,126	8,199,239	(118,936)
Effect of exchange rate changes on cash							7,633	3,608	(15,892)	(70,298)
Net increase in cash							3,356	53,752	57,134	(1,814,972)
Cash and cash equvalents - beginning of period			190,357			133,223	190,357	133,223	133,223	1,948,195
Cash and cash equivalents - end of period	193,713			$ 186,975			193,713	186,975	190,357	133,223
Promissory note issued for lease cancellation										225,000
Amortization of debt discount							519,902	2,621
Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit
Series A preferred stock	$ 2						$ 2		$ 2	$ 5
Preferred stock, shares designated	172,260						172,260		172,260	172,260
Preferred stock, shares issued	172,260						172,260		247,960	472,910
Preferred stock, shares outstanding	172,260						172,260		247,960	472,910
Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities
Loan payable									$ 91,999	$ 100,000
Long Term Liabilities
Convertible notes - related party									8,889,261	745,238
Beeline Financial Holdings Inc [Member] | Related Party [Member]
Current Liabilities
Loan payable	908,432						908,432		1,050,179
Long Term Liabilities
Convertible notes - related party									8,986,493	3,601,000
Previously Reported [Member] | Beeline Financial Holdings Inc [Member]
Current Assets
Cash and cash equivalents									190,357	133,223
Restricted cash
Accounts Receivable, net									57,970,000	29,595,000
Mortgage loans held for sale, at fair value									2,243,043	2,993,374
Interest rate lock derivative
Prepaid expenses and other current assets									82,137	92,843
Total Current Assets									2,573,507	3,249,035
Property and equipment, net									308,693	460,069
Software development costs, net									4,863,090	5,452,197
Right of use assets									1,643,432	1,947,804
Security deposit									58,181	58,430
Total Assets									9,446,903	11,167,536
Current Liabilities
Accounts payable									1,384,275	1,236,957
Warehouse lines of credit									2,158,099	3,060,923
Lease liability, current portion									323,959	309,167
Overdraft liability
BDCRI loan, current portion
Accrued payroll									300,132	412,391
Escrows held for others									4,906	22,195
Accrued expenses and other current liabilities									9,404	5,767
Total Current Liabilities									5,245,946	5,259,901
Long Term Liabilities
Accrued interest on convertible notes
BDCRI Loan, net									291,846
Lease liability, net of current portion									1,526,825	1,850,784
Total Long Term Liabilities									20,728,117	6,051,927
Total Liabilities									25,974,063	11,311,828
Stockholders’ Deficit
Common stock, $0.00001 par value									1,644,000	1,644
Additional paid in capital									21,772,516	27,866,976
Accumulated other comprehensive loss									(95,728)	(79,836)
Accumulated deficit									(38,205,841)	(27,933,345)
Stockholders’ deficit									(16,527,161)	(144,292)
Non-controlling interest
Total Stockholders’ Deficit									(16,527,161)	(144,292)
Total Liabilities & Stockholders’ Deficit									9,446,903	11,167,536
Promissory note										112,500
BDC loan, current portion
BDC Loan, net										363,351
Revenues
Gain on sale of loans, net									2,948,791	1,854,910
Interest income									(47,588)	(23,946)
Interest expense
Loan origination fees									304,388	413,209
Title fees									558,759	672,813
Data and tech services									2,748
REVENUES, NET									3,767,097	2,916,987
Operating Expenses
Selling, general and administrative									496,393
Salaries and benefits									6,422,175	5,812,860
Payroll taxes									31,468	405,065
Professional fees									920,656	920,578
Marketing and advertising									1,883,622	1,776,042
Loan originating expenses									675,053	1,047,241
Depreciation and amortization									1,591,511	1,161,094
Rent and utilities									369,785	620,779
Computer and software									668,733	922,527
Title operation expense									199,202	140,951
Travel and entertainment									71,976	71,655
Insurance expense									212,546	202,649
Other expenses									215,240	260,991
Total Operating Expenses									13,758,360	13,342,430
Operating Loss									(9,991,263)	(10,425,443)
Other (Income)/Expenses
Other (income)/expense									(295,946)
Interest expense									569,069	283,187
Other taxes									8,110	701
Total Other Income									281,233	283,888
NET LOSS									(10,272,496)	(10,709,332)
Net loss of subsidiary attributable to noncontrolling interest
NET INCOME (LOSS)									(10,272,496,000)	(10,709,332,000)
Unrealized foreign currency translation gain (loss)
TOTAL OTHER COMPREHENSIVE INCOME
TOTAL COMPREHENSIVE INCOME (LOSS)									(10,272,496)	(10,709,332)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss									(10,272,496)	(10,709,332)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for change in fair market value									24,552
Gain on sale mortgage loans held for sale, net of direct costs
Stock-based compensation									374,746	364,191
Noncash lease expense
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale
Originations and purchases of mortgage loans held for sale
Derivative asset
Accounts receivable									(28,375)	200,452
Loans held for sale									725,779	8,294,039
Prepaid expenses and other current assets									10,706	266,443
Deposits									250	254,276
Accounts payable									147,317	330,123
Accrued payroll									(112,259)	(96,159)
Right of use asset									304,371	(1,947,804)
Escrows held									(17,289)	(30,524)
Warehouse lines of credit, net									(902,824)	(8,237,999)
Lease liability									(309,170)	2,159,951
Promissory note									(112,500)
Accrued expenses and other liabilities									3,640	(60,908)
Net Cash Used in Operating Activities									(8,572,041)	(8,436,877)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment									(851,028)	(26)
Net Cash Used in Investing Activities									(851,028)	(1,914,798)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments from BDCRI loan									(71,505)	(71,575)
Net borrowings under warehouse line of credit
Repayment of promissory note										(112,500)
Proceeds from convertible notes issued									3,940,403	852,642
Proceeds from convertible notes issued - related party									4,662,026	2,985,148
Proceeds from promissory note									153,454	225,000
Proceeds from demand notes - related party									811,718
Net Cash Provided by Financing Activities									9,496,096	9,007,082
Effect of exchange rate changes on cash									(15,892)	70,298
Net increase in cash									57,134	(1,274,295)
Cash and cash equvalents - beginning of period			190,357			133,223	190,357	133,223	133,223	1,407,520
Cash and cash equivalents - end of period									190,357	133,223
Allowance for gain/loss on loans held for sale										111,216
Promissory note issued for lease cancellation
Deferred rent										(641,627)
Other changes										145,691
Purchases of software and property and equipment										(1,914,772)
Net borrowings under operating lines of credit
Repayments under notes and convertible notes payable
Series A warrants exercised										4,711,476
Proceeds from the issuance of preferred stock upon warrant exercises
Amortization of debt discount										254,223
2022 warrants issued										169,442
2022 warrants issued - related party										593,226
Repayments of demand notes - related party										(700,000)
Proceeds from corporation note										100,000
Previously Reported [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit
Series A preferred stock									248	269
Previously Reported [Member] | Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities
Loan payable									91,999	100,000
Long Term Liabilities
Convertible notes - related party									9,469,018	852,643
Previously Reported [Member] | Beeline Financial Holdings Inc [Member] | Related Party [Member]
Current Liabilities
Loan payable									973,173
Long Term Liabilities
Convertible notes - related party									9,440,428	2,985,148
Revision of Prior Period, Reclassification, Adjustment [Member] | Beeline Financial Holdings Inc [Member]
Current Assets
Cash and cash equivalents									(187,006)	(100,510)
Restricted cash									187,006	100,510
Accounts Receivable, net									(57,970,000)	(29,595,000)
Mortgage loans held for sale, at fair value									57,969	29,595
Interest rate lock derivative									57,505	30,757
Prepaid expenses and other current assets
Total Current Assets									57,504	30,757
Property and equipment, net
Software development costs, net
Right of use assets
Security deposit										1
Total Assets									57,504	30,758
Current Liabilities
Accounts payable									(35,162)	1,412
Warehouse lines of credit									(980)
Lease liability, current portion
Overdraft liability									35,162
BDCRI loan, current portion									104,346
Accrued payroll
Escrows held for others
Accrued expenses and other current liabilities									19,925	48,386
Total Current Liabilities									200,297	158,803
Long Term Liabilities
Accrued interest on convertible notes									965,378	77,883
BDCRI Loan, net									(104,346)
Lease liability, net of current portion
Total Long Term Liabilities									(172,660)	477,325
Total Liabilities									27,636	636,128
Stockholders’ Deficit
Common stock, $0.00001 par value									(1,628,000)
Additional paid in capital									501,874	(760,572)
Accumulated other comprehensive loss
Accumulated deficit									(163,359)	304,628
Stockholders’ deficit									336,641	(457,836)
Non-controlling interest									(306,773)	(147,534)
Total Stockholders’ Deficit									29,868	(605,370)
Total Liabilities & Stockholders’ Deficit									57,504	30,758
Promissory note
BDC loan, current portion										109,005
BDC Loan, net										(109,005)
Revenues
Gain on sale of loans, net									25,745	(19,132)
Interest income									179,885	249,794
Interest expense									(179,886)	(249,794)
Loan origination fees									100
Title fees									1,003	49,890
Data and tech services
REVENUES, NET									26,848	30,758
Operating Expenses
Selling, general and administrative									(203,498)	267,563
Salaries and benefits									(3,186)	240,014
Payroll taxes									384,341
Professional fees
Marketing and advertising									7,506	12,416
Loan originating expenses									130,943	(129,275)
Depreciation and amortization
Rent and utilities
Computer and software									(130,844)	(79,729)
Title operation expense
Travel and entertainment										(1)
Insurance expense
Other expenses									(215,240)	(260,991)
Total Operating Expenses									(29,978)	49,997
Operating Loss									56,826	(19,239)
Other (Income)/Expenses
Other (income)/expense									(607)
Interest expense									684,659	(176,338)
Other taxes										1
Total Other Income									684,052	(176,337)
NET LOSS									(627,227)	157,098
Net loss of subsidiary attributable to noncontrolling interest									(159,239)	(147,534)
NET INCOME (LOSS)									(467,988,000)	304,632,000
Unrealized foreign currency translation gain (loss)									(15,892)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME									(15,892)	(70,298)
TOTAL COMPREHENSIVE INCOME (LOSS)									(483,880)	234,334
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss									(627,227)	157,098
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for change in fair market value									(24,552)
Gain on sale mortgage loans held for sale, net of direct costs									(2,974,536)	(1,835,778)
Stock-based compensation
Noncash lease expense									(4,795)	(276,113)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale									59,831,839	132,474,641
Originations and purchases of mortgage loans held for sale									(56,135,346)	(122,263,204)
Derivative asset									(26,748)	(30,757)
Accounts receivable									28,375	79,833
Loans held for sale									(725,779)	(8,294,039)
Prepaid expenses and other current assets										(57,335)
Deposits										1,132
Accounts payable									809,593	(52,727)
Accrued payroll									112,259	96,159
Right of use asset									(304,371)	1,947,804
Escrows held									17,289	30,524
Warehouse lines of credit, net									902,824	8,237,999
Lease liability									309,170	(2,159,951)
Promissory note									112,500
Accrued expenses and other liabilities									(3,640)	60,908
Net Cash Used in Operating Activities									1,296,857	8,948,344
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment										26
Net Cash Used in Investing Activities										25
CASH FLOWS FROM FINANCING ACTIVITIES
Payments from BDCRI loan									71,505	71,575
Net borrowings under warehouse line of credit									(903,804)	(8,237,999)
Repayment of promissory note									(222,500)	112,500
Proceeds from convertible notes issued									1,189,069	(120,030)
Proceeds from convertible notes issued - related party									(465,955)	615,852
Proceeds from promissory note									(153,454)	(225,000)
Proceeds from demand notes - related party									(811,718)
Net Cash Provided by Financing Activities									(1,296,857)	(9,126,018)
Effect of exchange rate changes on cash										(140,596)
Net increase in cash										(540,675)
Cash and cash equvalents - beginning of period										540,675
Cash and cash equivalents - end of period
Allowance for gain/loss on loans held for sale										111,216
Promissory note issued for lease cancellation										225,000
Deferred rent										641,627
Other changes										(145,691)
Purchases of software and property and equipment										(1)
Net borrowings under operating lines of credit										(1,025)
Repayments under notes and convertible notes payable										(225,000)
Series A warrants exercised										(4,711,476)
Proceeds from the issuance of preferred stock upon warrant exercises										4,711,476
Amortization of debt discount										(254,223)
2022 warrants issued										(169,442)
2022 warrants issued - related party										(593,226)
Repayments of demand notes - related party
Proceeds from corporation note										(100,000)
Revision of Prior Period, Reclassification, Adjustment [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit
Series A preferred stock									(246)	(264)
Revision of Prior Period, Reclassification, Adjustment [Member] | Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities
Loan payable
Long Term Liabilities
Convertible notes - related party									(579,757)	(107,405)
Revision of Prior Period, Reclassification, Adjustment [Member] | Beeline Financial Holdings Inc [Member] | Related Party [Member]
Current Liabilities
Loan payable									77,006
Long Term Liabilities
Convertible notes - related party									(453,935)	$ 615,852
Restated [Member] | Beeline Financial Holdings Inc [Member]
Current Assets
Cash and cash equivalents									3,351
Restricted cash									187,006
Accounts Receivable, net
Mortgage loans held for sale, at fair value									2,301,012
Interest rate lock derivative									57,505
Prepaid expenses and other current assets									82,137
Total Current Assets									2,631,011
Property and equipment, net									308,693
Software development costs, net									4,863,090
Right of use assets									1,643,432
Security deposit									58,181
Total Assets									9,504,407
Current Liabilities
Accounts payable									1,349,112
Warehouse lines of credit									2,157,119
Lease liability, current portion									323,959
Overdraft liability									35,162
BDCRI loan, current portion									104,346
Accrued payroll									300,132
Escrows held for others									4,906
Accrued expenses and other current liabilities									29,329
Total Current Liabilities									5,446,243
Long Term Liabilities
Accrued interest on convertible notes									965,378
BDCRI Loan, net									187,500
Lease liability, net of current portion									1,526,825
Total Long Term Liabilities									20,555,457
Total Liabilities									$ 26,001,700
Stockholders’ Deficit
Preferred stock, par value									$ 0.00001
Preferred stock, shares authorized									3,282,896
Common stock, $0.00001 par value									$ 16,000
Common stock, par value									$ 0.00001
Common stock, shares authorized									27,717,104
Common stock, shares issued									1,644,040
Common stock, shares outstanding									1,644,040
Additional paid in capital									$ 22,274,390
Accumulated other comprehensive loss									(95,728)
Accumulated deficit									(38,369,200)
Stockholders’ deficit									(16,190,520)
Non-controlling interest									(306,773)
Total Stockholders’ Deficit									(16,497,293)
Total Liabilities & Stockholders’ Deficit									9,504,407
Restated [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit
Series A preferred stock									$ 2
Preferred stock, shares designated									172,260
Preferred stock, shares issued									247,960	472,910
Preferred stock, shares outstanding									247,960	472,910
Restated [Member] | Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities
Loan payable									$ 91,999
Long Term Liabilities
Convertible notes - related party									8,889,261
Restated [Member] | Beeline Financial Holdings Inc [Member] | Related Party [Member]
Current Liabilities
Loan payable									1,050,179
Long Term Liabilities
Convertible notes - related party									8,986,493
As Restated [Member]
Current Assets
Cash and cash equivalents									306,000
Accounts Receivable, net									163,000
Prepaid expenses and other current assets									113,000
Total Current Assets									4,537,000
Property and equipment, net									169,000
Right of use assets									680,000
Total Assets									17,480,000
Current Liabilities
Accounts payable									1,062,000
Warehouse lines of credit
Lease liability, current portion									223,000
Total Current Liabilities									4,205,000
Long Term Liabilities
Lease liability, net of current portion									458,000
Total Liabilities									16,627,000
Stockholders’ Deficit
Common stock, $0.00001 par value
Additional paid in capital									83,559,000
Accumulated deficit									(82,706,000)
Stockholders’ deficit									853,000
Total Liabilities & Stockholders’ Deficit									17,480,000
Promissory note									486,000
As Restated [Member] | Beeline Financial Holdings Inc [Member]
Current Assets
Cash and cash equivalents										$ 32,713
Restricted cash										100,510
Accounts Receivable, net
Mortgage loans held for sale, at fair value										3,022,969
Interest rate lock derivative										30,757
Prepaid expenses and other current assets										92,843
Total Current Assets										3,279,792
Property and equipment, net										460,069
Software development costs, net										5,452,197
Right of use assets										1,947,804
Security deposit										58,431
Total Assets										11,198,293
Current Liabilities
Accounts payable										1,238,369
Warehouse lines of credit										3,060,923
Lease liability, current portion										309,167
Accrued payroll										412,391
Escrows held for others										22,195
Accrued expenses and other current liabilities										54,153
Total Current Liabilities										5,418,704
Long Term Liabilities
Accrued interest on convertible notes										77,883
Lease liability, net of current portion										1,850,784
Total Long Term Liabilities										6,529,251
Total Liabilities										11,947,955
Stockholders’ Deficit
Common stock, $0.00001 par value										16
Additional paid in capital										27,106,404
Accumulated other comprehensive loss										(79,836)
Accumulated deficit										(27,628,717)
Stockholders’ deficit										(602,128)
Non-controlling interest										(147,534)
Total Stockholders’ Deficit										(749,662)
Total Liabilities & Stockholders’ Deficit										11,198,293
Promissory note										112,500
BDC loan, current portion										109,005
BDC Loan, net										254,346
Revenues
Gain on sale of loans, net									2,974,536	1,835,778
Interest income									132,297	225,848
Interest expense									(179,886)	(249,794)
Loan origination fees									304,488	413,209
Title fees									559,762	722,703
Data and tech services									2,748
REVENUES, NET									3,793,946	2,947,744
Operating Expenses
Selling, general and administrative									292,895	267,563
Salaries and benefits									6,418,989	6,052,874
Payroll taxes									415,809	405,065
Professional fees									920,656	920,578
Marketing and advertising									1,891,128	1,788,458
Loan originating expenses									805,996	917,966
Depreciation and amortization									1,591,511	1,161,094
Rent and utilities									369,785	620,779
Computer and software									537,889	842,798
Title operation expense									199,202	140,951
Travel and entertainment									71,976	71,654
Insurance expense									212,546	202,649
Other expenses
Total Operating Expenses									13,728,382	13,392,429
Operating Loss									(9,934,436)	(10,444,685)
Other (Income)/Expenses
Other (income)/expense									(296,553)
Interest expense									1,253,728	106,849
Other taxes									8,110	702
Total Other Income									965,285	107,551
NET LOSS									(10,899,722)	(10,552,236)
Net loss of subsidiary attributable to noncontrolling interest									(159,239)	(147,534)
NET INCOME (LOSS)									(10,740,483,000)	(10,404,702,000)
Unrealized foreign currency translation gain (loss)									(15,892)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME									(15,892)	(70,298)
TOTAL COMPREHENSIVE INCOME (LOSS)									(10,756,375)	(10,475,000)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss									(10,899,722)	(10,552,236)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for change in fair market value
Gain on sale mortgage loans held for sale, net of direct costs									(2,974,536)	(1,835,778)
Stock-based compensation									374,746	364,191
Noncash lease expense									(4,795)	(276,113)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale									59,831,839	132,474,641
Originations and purchases of mortgage loans held for sale									(56,135,346)	(122,263,204)
Derivative asset									(26,748)	(30,757)
Accounts receivable										280,285
Loans held for sale
Prepaid expenses and other current assets									10,706	209,108
Deposits									250	255,408
Accounts payable									956,910	(277,396)
Accrued payroll
Right of use asset
Escrows held
Warehouse lines of credit, net
Lease liability
Promissory note
Accrued expenses and other liabilities
Net Cash Used in Operating Activities									(7,275,185)	289,035
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment									(851,028)
Net Cash Used in Investing Activities									(851,028)	(1,914,773)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments from BDCRI loan
Net borrowings under warehouse line of credit									(903,804)	(8,237,999)
Repayment of promissory note									(222,500)
Proceeds from convertible notes issued									5,129,472	732,612
Proceeds from convertible notes issued - related party									4,196,071	3,601,000
Proceeds from promissory note
Proceeds from demand notes - related party
Net Cash Provided by Financing Activities									8,199,239	(118,936)
Effect of exchange rate changes on cash									(15,892)	(70,298)
Net increase in cash									57,134	(1,814,972)
Cash and cash equvalents - beginning of period			$ 190,357			$ 133,223	$ 190,357	$ 133,223	133,223	1,948,195
Cash and cash equivalents - end of period									$ 190,357	133,223
Allowance for gain/loss on loans held for sale
Promissory note issued for lease cancellation										225,000
Deferred rent
Other changes
Purchases of software and property and equipment										(1,914,773)
Net borrowings under operating lines of credit										(1,025)
Repayments under notes and convertible notes payable										(225,000)
Series A warrants exercised
Proceeds from the issuance of preferred stock upon warrant exercises										4,711,476
Amortization of debt discount
2022 warrants issued
2022 warrants issued - related party
Repayments of demand notes - related party										(700,000)
Proceeds from corporation note
As Restated [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ Deficit
Series A preferred stock										5
As Restated [Member] | Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities
Loan payable										100,000
Long Term Liabilities
Convertible notes - related party										745,238
As Restated [Member] | Beeline Financial Holdings Inc [Member] | Related Party [Member]
Long Term Liabilities
Convertible notes - related party										$ 3,601,000